K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

June 27, 2014

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Valerie J. Lithotomos
Division of Investment Management

Re:	Calamos ETF Trust (the “Trust”)

Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

(File Nos. 333-191151; 811-22887)

Dear Ms. Lithotomos:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of the Trust, is the Trust’s second pre-effective amendment to its initial registration statement on Form N-1A (“Pre-Effective Amendment No. 2”). This Pre-Effective Amendment No. 2 includes the Trust’s audited financial statements.

Also included with Pre-Effective Amendment No. 2 are requests from both the Trust and the Distributor formally requesting acceleration of effectiveness of the Registration Statement to June 30, 2014.

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Any questions or comments should be directed to Eric S. Purple at (202) 778-9220 or to the undersigned at (202) 778-9189.

Sincerely,

/s/ Nicole Trudeau
Nicole Trudeau